Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 27, 2013	Jan. 26, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011
Other Long-Term Liabilities [Abstract]
Deferred rent	$ 149,934				$ 182,313
Junior Seller Note (see Note 21)	127,250				150,000
Microsoft Commercial Agreement financing transaction (see Note 12)	52,642
Tax liabilities and reserves	54,068
Other	36,052				34,190
Total long-term liabilities	$ 419,946	$ 354,449	$ 328,029	$ 359,357	$ 366,503	$ 359,465	$ 368,232	$ 382,263	$ 396,575